Fair Value Measurements	12 Months Ended
	Jul. 31, 2011	May 01, 2011
Fair Value Measurements
Fair Value Measurements

Note 9. Fair Value Measurements

A three-tier fair value hierarchy is used to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels are defined as follows:

•	Level 1 Inputs—unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 Inputs—quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; and

•	Level 3 Inputs—unobservable inputs reflecting the Company's own assumptions in measuring the asset or liability at fair value.

The Company uses interest rate swaps, commodity contracts and forward foreign currency contracts to hedge market risks relating to possible adverse changes in interest rates, commodity prices, diesel fuel prices and foreign exchange rates.

The following table provides the fair values hierarchy for financial assets and liabilities measured on a recurring basis (in millions):

	Successor
	Level 1		Level 2		Level 3
Description	July 31, 2011	May 1, 2011	July 31, 2011	May 1, 2011	July 31, 2011	May 1, 2011
Assets
Interest rate contracts	$—	$—	$—	$—	$—	$—
Commodity and other contracts	6.1	7.5	—	0.5	—	—
Foreign currency contracts	—	—	2.1	3.0	—	—

Total	$6.1	$7.5	$2.1	$3.5	$—	$—

Liabilities
Interest rate contracts	$—	$—	$45.5	$17.2	$—	$—
Commodity and other contracts	1.2	2.2	1.9	—	—	—
Foreign currency contracts	—	—	0.7	1.0	—	—

Total	$1.2	$2.2	$48.1	$18.2	$—	$—

The Company's determination of the fair value of its interest rate swaps was calculated using a discounted cash flow analysis based on the terms of the swap contracts and the observable interest rate curve. The Company's futures and options contracts are traded on regulated exchanges such as the Chicago Board of Trade, Kansas City Board of Trade and the New York Mercantile Exchange. The Company values these contracts based on the daily settlement prices published by the exchanges on which the contracts are traded. The Company's commodities swap and swaption contracts are traded over-the-counter and are valued based on the Chicago Board of Trade quoted prices for similar instruments in active markets or corroborated by observable market data available from the Energy Information Administration. The Company measures the fair value of foreign currency forward contracts using an income approach based on forward rates (obtained from market quotes for futures contracts with similar terms) less the contract rate multiplied by the notional amount.

The book value of certain of the Company's financial instruments, including cash and cash equivalents, accounts receivable and accounts payable and accrued expenses, approximates fair value due to the relatively short maturity of such instruments. The fair values of the Company's senior notes and long-term debt are discussed in Note 7.

Note 9.	Fair Value Measurements

A three-tier fair value hierarchy is used to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels are defined as follows:

•	Level 1 Inputs—unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 Inputs—quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; and

•	Level 3 Inputs—unobservable inputs reflecting the Company's own assumptions in measuring the asset or liability at fair value.

The Company uses interest rate swaps, commodity contracts and forward foreign currency contracts to hedge market risks relating to possible adverse changes in interest rates, commodity prices, diesel fuel prices and foreign exchange rates.

The following table provides the fair values hierarchy for financial assets and liabilities measured on a recurring basis (in millions):

	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor
	Level 1		Level 2		Level 3
			Fair value
Description	May 1, 2011	May 2, 2010	May 1, 2011	May 2, 2010	May 1, 2011	May 2, 2010
Assets
Interest rate contracts	$—	$—	$—	$—	$—	$—
Commodity contracts	7.5	3.5	0.5	7.6	—	—
Foreign currency contracts	—	—	3.0	4.5	—	—

Total	$7.5	$3.5	$3.5	$12.1	$—	$—

Liabilities
Interest rate contracts	$—	$—	$17.2	$—	$—	$—
Commodity contracts	2.2	2.2	—	0.3	—	—
Foreign currency contracts	—	—	1.0	0.5	—	—

Total	$2.2	$2.2	$18.2	$0.8	$—	$—

The Company's determination of the fair value of its interest rate swaps was calculated using a discounted cash flow analysis based on the terms of the swap contracts and the observable interest rate curve. The Company's futures and options contracts are traded on regulated exchanges such as the Chicago Board of Trade, Kansas City Board of Trade and the New York Mercantile Exchange. The Company values these contracts based on the daily settlement prices published by the exchanges on which the contracts are traded. The Company's commodities swap and swaption contracts are traded over-the-counter and are valued based on the Chicago Board of Trade quoted prices for similar instruments in active markets or corroborated by observable market data available from the Energy Information Administration. The Company measures the fair value of foreign currency forward contracts using an income approach based on forward rates (obtained from market quotes for futures contracts with similar terms) less the contract rate multiplied by the notional amount.

The book value of certain of the Company's financial instruments, including cash and cash equivalents, accounts receivable and accounts payable and accrued expenses, approximates fair value due to the relatively short maturity of such instruments. The fair values of the senior subordinated notes and senior notes are disclosed in Note 2. The fair values of the retirement plan's investments are disclosed in Note 11.